Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 165,879	$ 148,968
Operating expense
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	92,062	87,418
General and administration expense
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 73,817	$ 61,550